Equity-Based Compensation - Additional Information (Details) - Incentive Unit Grant Agreements - USD ($) $ in Millions	12 Months Ended
	Oct. 03, 2020	Sep. 28, 2019	Sep. 29, 2018
Service Based Incentive Unit Grants
Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Restricted Stock Units [Line Items]
Share based compensation by share based payment arrangement service period	4 years
Allocated share based comepsnation expense	$ 1.8	$ 2.1	$ 1.8
Share based compensation by share based payment arrangement equity instruments other than options grants in period	3,111,783	2,040,923	612,000
Share based compensation non vested award excluding option cost not yet recognised amount	$ 6.7
Share based compensation award cost not yet recognised period for recognition	4 years
Service Based Incentive Unit Grants | Tranche One
Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Restricted Stock Units [Line Items]
Share based compensation by share based payment arrangement vesting percentage	25.00%
Service Based Incentive Unit Grants | Tranche Two
Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Restricted Stock Units [Line Items]
Share based compensation by share based payment arrangement vesting percentage	25.00%
Service Based Incentive Unit Grants | Tranche Three
Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Restricted Stock Units [Line Items]
Share based compensation by share based payment arrangement vesting percentage	25.00%
Service Based Incentive Unit Grants | Tranche Four
Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Restricted Stock Units [Line Items]
Share based compensation by share based payment arrangement vesting percentage	25.00%
Performance Based Incentive Unit Grants
Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Restricted Stock Units [Line Items]
Allocated share based comepsnation expense	$ 0.0	$ 0.0	$ 0.0
Share based compensation by share based payment arrangement equity instruments other than options grants in period	2,868,892	1,360,615	408,000